Interests In Other Entities - Interests in Subsidiaries - Additional Information (Details) - GBP (£) £ in Millions		7 Months Ended	12 Months Ended
	Jul. 30, 2021	Jul. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Ownership interest in share capital			100.00%
PSA Finance UK Limited
Disclosure of subsidiaries [line items]
Ownership interest in share capital		50.00%		50.00%
PSA Finance UK Limited | Santander Consumer (UK)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary sold	50.00%
Assets derecognised at disposal	£ 3,200
Liabilities derecognised at disposal	2,900
PSA Finance UK Limited | Santander Consumer (UK) | Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interest derecognised at disposal	£ 150